VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
($ reported in thousands)
	Par Value(1)	Value
U.S. Government Securities—6.5%
Tennessee Valley Authority 1.500%, 9/15/31	$ 775	$ 626
U.S. Treasury Bonds
3.250%, 5/15/42	2,546	2,272
2.250%, 2/15/52	4,000	2,891
3.625%, 5/15/53	250	240
U.S. Treasury Notes
0.375%, 4/15/24	400	384
2.625%, 5/31/27	3,000	2,819
2.875%, 5/15/32	3,000	2,782
3.375%, 5/15/33	3,600	3,472
Total U.S. Government Securities (Identified Cost $16,731)		15,486

Foreign Government Security—0.9%
Japan Government Thirty Year Bond 1.400%, 9/20/52	300,000JPY	2,154
Total Foreign Government Security (Identified Cost $2,234)		2,154

Mortgage-Backed Securities—9.0%
Agency—7.2%
Federal Home Loan Mortgage Multiclass Certificates 2021-P009, A2 1.878%, 1/25/31	921	763
Federal National Mortgage Association ACES
2021-M1S, A2 1.429%, 12/25/30(2)	2,000	1,612
2021-M3G, A2 1.287%, 1/25/31(2)	1,000	794
2021-M2G, A2 1.421%, 3/25/31(2)	1,000	798
2021-M2S, A2 1.868%, 10/25/31(2)	1,000	816
Government National Mortgage Association II
Pool #78446 3.000%, 2/20/48	692	609
Pool #784648 3.000%, 11/20/48	1,513	1,365
Pool #BV0838 2.500%, 8/20/50	4,307	3,714
Pool #MA6985 2.000%, 11/20/50	999	813
Pool #MA7366 2.000%, 5/20/51	1,784	1,504
Pool #CK8204 3.000%, 2/20/52	4,747	4,215
		17,003

	Par Value(1)	Value

Non-Agency—1.8%
BX Trust 2023-LIFE, A 144A 5.045%, 2/15/28(3)	$ 1,000	$ 952
Grace Trust 2020-GRCE, A 144A 2.347%, 12/10/40(3)	1,250	971
One Bryant Park Trust 2019-OBP, A 144A 2.516%, 9/15/54(3)	1,500	1,218
SLG Office Trust 2021-OVA, A 144A 2.585%, 7/15/41(3)	1,500	1,202
		4,343

Total Mortgage-Backed Securities (Identified Cost $25,631)		21,346

Asset-Backed Securities—5.8%
Agency—2.6%
United States Small Business Administration
2017-20E, 1 2.880%, 5/1/37	1,137	1,034
2020-20G, 1 1.030%, 7/1/40	1,735	1,416
2020-25L, 1 1.210%, 12/1/45	1,226	957
2021-25A, 1 1.280%, 1/1/46	2,692	2,132
2021-25B, 1 1.340%, 2/1/46	547	434
2021-25I, 1 1.560%, 9/1/46	232	187
		6,160

Automobiles—1.2%
GM Financial Automobile Leasing Trust 2021-2, A3 0.340%, 5/20/24	58	58
Hertz Vehicle Financing III LLC 2023-1A, A 144A 5.490%, 6/25/27(3)	1,500	1,479
Tesla Auto Lease Trust 2021-A, A3 144A 0.560%, 3/20/25(3)	518	514
Toyota Auto Receivables Owner Trust 2021-B, A3 0.260%, 11/17/25	691	669
		2,720

Collateralized Loan Obligations—1.1%
Flatiron CLO 17 Ltd. 2017-1A, AR (3 month LIBOR + 0.980%, Cap N/A, Floor 0.980%) 144A 6.301%, 5/15/30(2)(3)	1,390	1,376
	Par Value(1)	Value

Collateralized Loan Obligations—continued
Venture 42 CLO Ltd. 2021-42A, A1A (3 month LIBOR + 1.130%, Cap N/A, Floor 1.130%) 144A 6.390%, 4/15/34(2)(3)	$ 1,220	$ 1,188
		2,564

Consumer Loans—0.6%
OneMain Financial Issuance Trust
2021-1A, A1 144A 1.550%, 6/16/36(3)	500	433
2022-S1, A 144A 4.130%, 5/14/35(3)	1,000	955
		1,388

Equipment—0.1%
Dell Equipment Finance Trust 2021-2, A3 144A 0.530%, 12/22/26(3)	308	301
Other—0.2%
Verizon Master Trust 2021-1, A 0.500%, 5/20/27	500	477
Total Asset-Backed Securities (Identified Cost $15,364)		13,610

Corporate Bonds and Notes—15.9%
Apparel—0.2%
Tapestry, Inc. 3.050%, 3/15/32	550	439
Auto Manufacturers—0.3%
Ford Motor Credit Co. LLC 4.687%, 6/9/25	215	207
Mercedes-Benz Finance North America LLC 144A 5.375%, 11/26/25(3)	400	400
		607

Banks—4.9%
Bank of America Corp.
2.456%, 10/22/25	425	406
2.972%, 2/4/33	359	299
Series RR 4.375%(4)	255	218
Barclays plc 7.437%, 11/2/33	825	893
BNP Paribas S.A. 144A 1.675%, 6/30/27(3)	200	176
BPCE S.A. 144A 5.975%, 1/18/27(3)	500	495
Citigroup, Inc. 1.281%, 11/3/25	1,100	1,030
See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value(1)	Value

Banks—continued
Cooperatieve Rabobank UA 144A 1.106%, 2/24/27(3)	$ 750	$ 663
Deutsche Bank AG 6.000% (4)	400	319
Fifth Third Bancorp. 1.707%, 11/1/27	525	448
Goldman Sachs Group, Inc. (The) 0.855%, 2/12/26	730	673
HSBC Holdings plc
4.250%, 3/14/24	250	247
6.254%, 3/9/34	650	666
Huntington Capital Trust I (3 month LIBOR + 0.700%) 5.999%, 2/1/27(2)	220	195
JPMorgan Chase & Co.
3.328%, 4/22/52	135	98
Series U (3 month LIBOR + 0.950%) 6.249%, 1/15/87(2)	520	443
Kreditanstalt fuer Wiederaufbau 1.000%, 10/1/26	1,500	1,342
Morgan Stanley
4.210%, 4/20/28	250	240
5.164%, 4/20/29	125	124
Series I 0.864%, 10/21/25	560	521
PNC Financial Services Group, Inc. (The) Series U 6.000% (4)	240	216
Popular, Inc. 6.125%, 9/14/23	340	339
Sumitomo Mitsui Financial Group, Inc. 0.508%, 1/12/24	428	416
Truist Financial Corp. 1.267%, 3/2/27	400	353
Wells Fargo & Co.
2.879%, 10/30/30	625	540
3.350%, 3/2/33	360	308
		11,668

Biotechnology—0.3%
Amgen, Inc.
5.150%, 3/2/28	300	300
3.000%, 2/22/29	82	74
5.650%, 3/2/53	325	329
		703

Commercial Services—0.2%
Ashtead Capital, Inc. 144A 4.000%, 5/1/28(3)	475	440
Computers—0.2%
Leidos, Inc. 5.750%, 3/15/33	425	422
	Par Value(1)	Value

Electric Utilities—2.3%
AES Corp. (The) 5.450%, 6/1/28	$ 475	$ 466
DTE Electric Co. Series A 4.050%, 5/15/48	120	100
Duke Energy Florida LLC
2.500%, 12/1/29	143	123
2.400%, 12/15/31	250	205
Duke Energy Progress LLC 3.450%, 3/15/29	330	303
Enel Finance International N.V. 144A 5.500%, 6/15/52(3)	575	519
Eversource Energy 4.200%, 6/27/24	450	443
MidAmerican Energy Co.
3.650%, 4/15/29	250	232
4.250%, 7/15/49	50	42
New York State Electric & Gas Corp. 144A 2.150%, 10/1/31(3)	255	199
Niagara Mohawk Power Corp. 144A 1.960%, 6/27/30(3)	240	192
Northern States Power Co. 4.500%, 6/1/52	690	621
PacifiCorp. 5.350%, 12/1/53	650	594
Southern California Edison Co. 2.750%, 2/1/32	525	439
Virginia Electric & Power Co. Series A 3.800%, 4/1/28	470	445
Wisconsin Public Service Corp. 2.850%, 12/1/51	670	442
		5,365

Electronics—0.1%
Arrow Electronics, Inc. 6.125%, 3/1/26	300	299
Entertainment—0.2%
Warnermedia Holdings, Inc. 5.050%, 3/15/42	510	430
Equity Real Estate Investment Trusts (REITs)—0.6%
AvalonBay Communities, Inc. 1.900%, 12/1/28	420	356
Boston Properties LP 3.400%, 6/21/29	500	418
Invitation Homes Operating Partnership LP 2.300%, 11/15/28	395	336
Kimco Realty OP LLC 2.700%, 10/1/30	507	418
		1,528

	Par Value(1)	Value

Financial Services—1.2%
AerCap Ireland Capital DAC 3.000%, 10/29/28	$ 467	$ 404
Air Lease Corp. 5.850%, 12/15/27	450	449
American Express Co. 4.050%, 5/3/29	560	533
Capital One Financial Corp. 6.312%, 6/8/29	665	661
Discover Financial Services
4.100%, 2/9/27	190	176
6.700%, 11/29/32	325	335
Synchrony Financial 4.375%, 3/19/24	375	368
		2,926

Food & Beverage—0.5%
Bacardi Ltd. 144A 5.250%, 1/15/29(3)	665	659
PepsiCo, Inc.
3.900%, 7/18/32	400	385
2.875%, 10/15/49	200	150
		1,194

Hand/Machine Tools—0.3%
Regal Rexnord Corp. 144A 6.050%, 4/15/28(3)	675	670
Healthcare-Services—0.5%
Centene Corp. 2.450%, 7/15/28	308	263
Elevance Health, Inc. 4.900%, 2/8/26	650	639
HCA, Inc. 5.200%, 6/1/28	290	288
		1,190

Insurance—0.1%
Massachusetts Mutual Life Insurance Co. 144A 5.077%, 2/15/69(3)	345	313
Internet—0.2%
Netflix, Inc.
4.875%, 4/15/28	275	272
5.875%, 11/15/28	87	90
		362

Media—0.1%
Paramount Global 6.375%, 3/30/62	345	288
Multi-National—0.8%
International Bank for Reconstruction & Development (SOFR + 0.370%) 5.459%, 2/11/31(2)	2,000	1,982
See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value(1)	Value

Oil, Gas & Consumable Fuels—0.1%
BP Capital Markets America, Inc. 4.893%, 9/11/33	$ 175	$ 173
Paper & Forest Products—0.1%
Suzano Austria GmbH 3.750%, 1/15/31	190	161
Passenger Airlines—0.2%
American Airlines, Inc.
144A 11.750%, 7/15/25(3)	86	94
144A 5.500%, 4/20/26(3)	150	149
Delta Air Lines, Inc. 144A 4.750%, 10/20/28(3)	113	110
United Airlines, Inc. 144A 4.625%, 4/15/29(3)	201	183
		536

Personal Care Products—0.3%
Haleon U.S. Capital LLC 144A 3.375%, 3/24/27(3)	250	234
Kenvue, Inc. 144A 5.000%, 3/22/30(3)	500	505
		739

Pharmaceuticals—0.4%
Pfizer Investment Enterprises Pte Ltd. 5.110%, 5/19/43	950	952
Pipelines—0.4%
Energy Transfer LP
6.500%, 2/1/42	150	152
6.000%, 6/15/48	100	95
Northern Natural Gas Co. 144A 3.400%, 10/16/51(3)	109	74
Plains All American Pipeline LP Series B (3 month LIBOR + 4.110%) 9.431% (2)(4)	175	156
Targa Resources Partners LP
6.875%, 1/15/29	152	155
5.500%, 3/1/30	285	274
		906

Semiconductors—0.4%
Broadcom, Inc. 144A 3.137%, 11/15/35(3)	377	289
NXP B.V. 2.500%, 5/11/31	660	539
TSMC Arizona Corp. 3.125%, 10/25/41	300	238
		1,066

	Par Value(1)	Value

Software—0.4%
Autodesk, Inc. 2.400%, 12/15/31	$ 442	$ 362
Oracle Corp. 3.600%, 4/1/50	680	486
		848

Telecommunications—0.4%
Sprint Capital Corp. 6.875%, 11/15/28	200	212
T-Mobile USA, Inc. 3.875%, 4/15/30	700	645
		857

Transportation—0.2%
GATX Corp. 1.900%, 6/1/31	575	441
Total Corporate Bonds and Notes (Identified Cost $39,931)		37,505

	Shares
Preferred Stock—0.1%
Oil, Gas & Consumable Fuels—0.1%
Petroleo Brasileiro S.A., 16.120%	36,400	224
Total Preferred Stock (Identified Cost $192)		224

Common Stocks—13.2%
Automobiles—0.0%
Yamaha Motor Co., Ltd.	3,000	86
Banks—0.7%
Bank Hapoalim BM	6,472	53
Bank Leumi Le-Israel BM	9,182	68
Bank Mandiri Persero Tbk PT	1,761,600	613
Bank of China Ltd. Class H	395,000	159
BDO Unibank, Inc.	47,448	119
BOC Hong Kong Holdings Ltd.	45,500	139
CTBC Financial Holding Co., Ltd.	121,000	97
HDFC Bank Ltd. ADR	3,973	277
ICICI Bank Ltd. Sponsored ADR	2,203	51
Sumitomo Mitsui Trust Holdings, Inc.	2,100	75
Tisco Financial Group PCL Foreign Shares	11,100	30
		1,681

Beverages—0.2%
Anadolu Efes Biracilik Ve Malt Sanayii AS	27,811	71
Coca-Cola Co. (The)	2,108	127
	Shares	Value

Beverages—continued
Coca-Cola Icecek AS	2,999	$ 30
PepsiCo, Inc.	919	170
Suntory Beverage & Food Ltd.	2,800	102
		500

Biotechnology—0.2%
AbbVie, Inc.	1,145	154
Amgen, Inc.	420	93
Gilead Sciences, Inc.	2,881	222
		469

Broadline Retail—0.0%
Amazon.com, Inc.(5)	438	57
Building Products—0.6%
Carrier Global Corp.	5,052	251
Daikin Industries Ltd.	1,300	266
Johnson Controls International plc	3,687	251
Lennox International, Inc.	854	279
Trane Technologies plc	1,282	245
		1,292

Chemicals—0.5%
Air Products & Chemicals, Inc.	1,089	326
Albemarle Corp.	1,319	294
Daicel Corp.	6,100	55
Linde plc	789	301
Sociedad Quimica y Minera de Chile S.A. Sponsored ADR	3,361	244
		1,220

Commercial Services & Supplies—0.1%
Waste Management, Inc.	1,097	190
Communications Equipment—0.2%
Cisco Systems, Inc.	8,543	442
Motorola Solutions, Inc.	277	81
		523

Consumer Staples Distribution & Retail—0.3%
Carrefour S.A.	2,271	43
Koninklijke Ahold Delhaize N.V.	6,488	221
Loblaw Cos., Ltd.	1,790	164
Walmart, Inc.	2,191	345
		773

Diversified Telecommunication Services—0.5%
AT&T, Inc.	6,455	103
See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Shares	Value

Diversified Telecommunication Services—continued
Deutsche Telekom AG Registered Shares	15,201	$ 331
Koninklijke KPN NV	20,862	74
Nippon Telegraph & Telephone Corp.	244,700	290
Orange S.A.	16,269	190
Swisscom AG Registered Shares	132	82
Telefonica Deutschland Holding AG	30,022	85
		1,155

Electric Utilities—0.4%
American Electric Power Co., Inc.	2,067	174
Duke Energy Corp.	1,004	90
Evergy, Inc.	1,443	84
Iberdrola S.A.	3,398	45
NextEra Energy, Inc.	3,102	230
PG&E Corp.(5)	21,395	370
		993

Electrical Equipment—0.6%
ABB Ltd. Registered Shares	6,999	275
Bloom Energy Corp. Class A(5)	12,608	206
Generac Holdings, Inc.(5)	1,055	157
Plug Power, Inc.(5)	11,343	118
Signify N.V.	6,294	176
Sunrun, Inc.(5)	6,149	110
Vestas Wind Systems A/S(5)	10,100	269
		1,311

Electronic Equipment, Instruments & Components—0.3%
Arrow Electronics, Inc.(5)	1,942	278
Canon Marketing Japan, Inc.	2,400	60
Delta Electronics, Inc.	33,000	366
Landis+Gyr Group AG	450	38
		742

Energy Equipment & Services—0.2%
Baker Hughes Co. Class A	8,120	257
Schlumberger N.V.	6,416	315
		572

Entertainment—0.0%
Square Enix Holdings Co. Ltd.	600	28
Take-Two Interactive Software, Inc.(5)	542	80
		108

	Shares	Value

Financial Services—0.1%
Visa, Inc. Class A	1,168	$ 277
Food Products—1.1%
Bunge Ltd.	1,119	105
Conagra Brands, Inc.	17,194	580
General Mills, Inc.	9,677	742
Hershey Co. (The)	2,490	622
Indofood CBP Sukses Makmur Tbk PT	57,800	44
Kellogg Co.	2,077	140
Kuala Lumpur Kepong Bhd	7,400	35
Mondelez International, Inc. Class A	2,000	146
Nestle S.A. Registered Shares	1,716	206
Nissin Foods Holdings Co. Ltd.	700	58
Sino Grandness Food Industry Group Ltd.(5)(6)	77,400	—
		2,678

Gas Utilities—0.2%
Osaka Gas Co., Ltd.	7,000	107
Tokyo Gas Co. Ltd.	13,000	284
		391

Ground Transportation—0.0%
Kintetsu Group Holdings Co. Ltd.	2,300	80
Healthcare Equipment & Supplies—0.1%
Hologic, Inc.(5)	3,121	253
Healthcare Providers & Services—0.8%
Cigna Group (The)	2,378	667
DaVita, Inc.(5)	3,293	331
Galenica AG	608	49
Humana, Inc.	813	363
Molina Healthcare, Inc.(5)	893	269
Quest Diagnostics, Inc.	482	68
UnitedHealth Group, Inc.	243	117
		1,864

Hotels, Restaurants & Leisure—0.1%
McDonald’s Corp.	492	147
Household Durables—0.3%
Haseko Corp.	3,000	37
PulteGroup, Inc.	6,619	514
Sekisui House Ltd.	3,200	65
		616

Independent Power Producers & Energy Traders—0.1%
Sunnova Energy International, Inc.(5)	8,486	155
	Shares	Value

Industrial Conglomerates—0.1%
Astra International Tbk PT	473,600	$ 215
Insurance—0.3%
Assicurazioni Generali SpA	3,074	62
Chubb Ltd.	1,158	223
DB Insurance Co., Ltd.	1,086	62
Marsh & McLennan Cos., Inc.	499	94
People’s Insurance Co. Group of China Ltd. (The) Class H	616,000	224
Samsung Fire & Marine Insurance Co., Ltd.	412	72
		737

Interactive Media & Services—0.1%
Alphabet, Inc. Class A(5)	1,031	123
IT Services—0.3%
Accenture plc Class A	323	100
International Business Machines Corp.	2,940	393
NEC Corp.	6,200	301
		794

Machinery—0.3%
Caterpillar, Inc.	300	74
Chart Industries, Inc.(5)	1,599	255
Ingersoll Rand, Inc.	4,251	278
		607

Marine Transportation—0.1%
Kuehne + Nagel International AG Registered Shares	506	150
Media—0.1%
Omnicom Group, Inc.	1,408	134
Metals & Mining—0.2%
Dundee Precious Metals, Inc.	8,500	56
First Quantum Minerals, Ltd.	8,989	213
Norsk Hydro ASA	30,276	180
		449

Mortgage Real Estate Investment Trusts (REITs)—0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,211	155
Multi-Utilities—0.1%
Consolidated Edison, Inc.	1,824	165
See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Shares	Value

Multi-Utilities—continued
National Grid plc	7,585	$ 100
		265

Oil, Gas & Consumable Fuels—0.4%
Cheniere Energy, Inc.	1,839	280
PetroChina Co., Ltd. Class H	220,000	153
Repsol S.A.	2,011	29
United Tractors Tbk PT	93,700	146
Valero Energy Corp.	2,362	277
		885

Pharmaceuticals—0.8%
Bristol-Myers Squibb Co.	2,148	137
Johnson & Johnson	634	105
Merck & Co., Inc.	7,265	838
Novartis AG Registered Shares	1,708	172
Novo Nordisk A/S Class B	705	114
Ono Pharmaceutical Co. Ltd.	5,200	94
Pfizer, Inc.	4,017	147
Roche Holding AG	612	187
Sanofi	1,217	130
		1,924

Professional Services—0.0%
Booz Allen Hamilton Holding Corp. Class A	875	98
Real Estate Management & Development—0.0%
Swire Properties Ltd.	43,800	108
Semiconductors & Semiconductor Equipment—0.4%
ASE Technology Holding Co. Ltd. ADR	9,862	77
Enphase Energy, Inc.(5)	1,578	264
NVIDIA Corp.	599	253
SolarEdge Technologies, Inc.(5)	1,030	277
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	596	60
United Microelectronics Corp.	55,000	87
		1,018

Software—1.0%
Adobe, Inc. (5)	177	87
Cadence Design Systems, Inc.(5)	794	186
Gen Digital, Inc.	13,655	253
Microsoft Corp.	2,172	740
Oracle Corp.	2,653	316
	Shares	Value

Software—continued
Roper Technologies, Inc.	1,057	$ 508
Salesforce, Inc.(5)	464	98
ServiceNow, Inc.(5)	130	73
		2,261

Specialty Retail—0.3%
AutoZone, Inc.(5)	76	190
Home Depot, Inc. (The)	671	208
O’Reilly Automotive, Inc.(5)	262	250
		648

Technology Hardware, Storage & Peripherals—0.6%
Apple, Inc.	3,902	757
FUJIFILM Holdings Corp.	1,379	82
Lenovo Group Ltd.	68,000	71
Lite-On Technology Corp.	39,000	130
Quanta Computer, Inc.	72,000	352
		1,392

Trading Companies & Distributors—0.3%
ITOCHU Corp.	5,900	234
Mitsui & Co., Ltd.	3,700	140
Rexel SA	10,149	251
Sojitz Corp.	3,400	75
Sumitomo Corp.	4,200	89
		789

Transportation Infrastructure—0.0%
Kamigumi Co., Ltd.	2,200	50
Wireless Telecommunication Services—0.1%
KDDI Corp.	4,400	136
SoftBank Corp.	16,300	174
		310

Total Common Stocks (Identified Cost $29,098)		31,245

Affiliated Mutual Funds—23.0%
Virtus Duff & Phelps Water Fund Institutional Shares(7)(8)	387,463	7,300
Virtus NFJ Global Sustainability Fund Institutional Shares(7)(8)	2,836,188	47,052
Total Affiliated Mutual Funds (Identified Cost $56,912)		54,352

	Shares	Value

Exchange-Traded Funds—10.0%
iShares ESG Aware MSCI USA ETF(8)	148,406	$ 14,464
iShares Trust iShares ESG Aware MSCI EAFE ETF(8)	91,959	6,706
iShares, Inc. iShares ESG Aware MSCI EM ETF(8)	76,517	2,420
Total Exchange-Traded Funds (Identified Cost $23,617)		23,590

Total Long-Term Investments—84.4% (Identified Cost $209,710)		199,512

TOTAL INVESTMENTS—84.4% (Identified Cost $209,710)		$199,512
Other assets and liabilities, net—15.6%		36,757
NET ASSETS—100.0%		$236,269

Abbreviations:
ACES	Alternative Credit Enhancements Securities
ADR	American Depositary Receipt
BIST	Borsa Istanbul
BTP	Italian Buonie
CDX.EM	Markit CDX® Emerging Markets Index
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
DAX	Deutsche Boerse AG German Stock Index
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
HSBC	Hong Kong & Shanghai Bank
IBEX	Spanish Stock Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
MIB	Milano Indice di Borsa
MSCI	Morgan Stanley Capital International
OAT	Obligations Assimilables du Trésor
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
TOPIX	Tokyo Stock Price Index

Foreign Currencies:
JPY	Japanese Yen

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
(2)	Variable rate security. Rate disclosed is as of June 30, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, these securities amounted to a value of $16,953 or 7.2% of net assets.
(4)	No contractual maturity date.
(5)	Non-income producing.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	Affiliated company.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings†
United States	87%
Japan	3
Cayman Islands	1
Netherlands	1
Germany	1
United Kingdom	1
Switzerland	1
Other	5
Total	100%
† % of total investments as of June 30, 2023.
Exchange-traded futures contracts as of June 30, 2023 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Long Contracts:
FTSE Taiwan Index Future	July 2023	12	$693	$—(1)	$—
IBEX 35 Index Future	July 2023	2	208	4	—
BIST 30 Index Future	August 2023	109	278	17	—
Bovespa Index Future	August 2023	73	366	—	(4)
Brazil Real Future	August 2023	113	2,345	28	—
10 Year Australian Bond Future	September 2023	7	542	—	—(1)
10 Year Canadian Bond Future	September 2023	15	1,387	11	—
10 Year U.K. Gilt Future	September 2023	44	5,325	2	—
10 Year U.S. Ultra Future	September 2023	133	15,752	—	(11)
2 Year U.S. Treasury Note Future	September 2023	180	36,602	—	(281)
30 Year U.S. Treasury Bond Future	September 2023	19	2,411	—	(5)
5 Year U.S. Treasury Note Future	September 2023	46	4,926	—	(98)
Australian Dollar Future	September 2023	14	935	6	—
British Pound Future	September 2023	42	3,334	—	(8)
Canadian Dollar Future	September 2023	16	1,210	1	—
DAX Mini Index Future	September 2023	5	444	—	(4)
Euro FX Currency Future	September 2023	30	4,107	2	—
Euro-BTP Future	September 2023	3	380	—	(1)
Euro-Schatz Future	September 2023	110	12,585	—	(21)
FTSE 100 Index Future	September 2023	3	287	—	—(1)
FTSE/JSE Future	September 2023	5	189	—	(7)
FTSE/MIB Index Future	September 2023	1	155	3	—
Japanese Yen Future	September 2023	14	1,227	4	—
MSCI EAFE Index Future	September 2023	88	9,484	—	(53)
MSCI Emerging Index Future	September 2023	108	5,389	—	(131)
Nasdaq 100® E-Mini Index Future	September 2023	2	614	9	—
Ressell 2000® E-Mini Index Future	September 2023	27	2,570	—	(6)
S&P 500® E-Mini Index Future	September 2023	119	23,663	307	—
S&P Future	September 2023	1	184	1	—
SPI 200 Index Future	September 2023	2	239	—	(4)
TOPIX Index Future	September 2023	15	2,378	—	(3)
TPX Banks Index Future	September 2023	240	3,666	220	—
U.S. Treasury Ultra Bond Future	September 2023	12	1,635	17	—
				$632	$(637)
Short Contracts:
FTSE China Index Future	July 2023	(13)	(160)	—	—(1)
10 Year Euro-Bund Future	September 2023	(62)	(9,048)	—	(63)
10 Year Japanese Bond Future	September 2023	(10)	(10,295)	—	(21)
See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
Exchange-traded futures contracts as of June 30, 2023 were as follows (continued):
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Euro Stoxx 50 Index Future	September 2023	(20)	$(966)	$—	$—(1)
Euro Stoxx Bank Index Future	September 2023	(614)	(3,623)	—	(116)
Euro-OAT Future	September 2023	(1)	(140)	—	—(1)
Mexican Peso Future	September 2023	(82)	(2,357)	—	(5)
S&P 500® E-Mini Index Future	September 2023	(10)	(2,244)	—	(26)
S&P Mid 400® E-Mini Index Future	September 2023	(9)	(2,380)	—	(1)
				—	(232)
Total				$632	$(869)
Footnote Legend:
(1)Amount is less than $500 (not in thousands).

Centrally cleared credit default swaps - sell protection(1) outstanding as of June 30, 2023 was as follows:
Reference Entity	Payment Frequency	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
CDX.EM.39(3)	Quarterly	1.000%	6/20/28	$1,700	$(81)	$(112)	$31	$—
Total					$(81)	$(112)	$31	$—

Footnote Legend:
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	CDX.EM is composed of Sovereign issuers from Latin America, Eastern Europe, the Middle East, Africa and Asia as published by Markit from time to time
The following table summarizes the value of the Fund’s investments as of June 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$13,610	$—	$13,610	$—
Corporate Bonds and Notes	37,505	—	37,505	—
Foreign Government Security	2,154	—	2,154	—
Mortgage-Backed Securities	21,346	—	21,346	—
U.S. Government Securities	15,486	—	15,486	—
Equity Securities:
Common Stocks	31,245	25,055	6,190	—(1)
Preferred Stock	224	224	—	—
Affiliated Mutual Funds	54,352	54,352	—	—
Exchange-Traded Funds	23,590	23,590	—	—
Other Financial Instruments:
Futures Contracts	632	632	—	—
Total Assets	200,144	103,853	96,291	—(1)
Liabilities:
Other Financial Instruments:
Futures Contracts	(869)	(869)	—	—
Centrally Cleared Credit Default Swaps	(81)	—	(81)	—
Total Liabilities	(950)	(869)	(81)	—
Total Investments	$199,194	$102,984	$96,210	$—
See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at June 30, 2023.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2023.
See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
Note 1. Security Valuation
The Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.